FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK (Tables)	12 Months Ended
Dec. 31, 2013
FINANCIAL INSTRUMENTS WITH OFF BALANCE SHEET RISK [Abstract]
Schedule of Off-balance Sheet Risks
Financial instruments, the contract amounts of which represent credit risk, are as follows:

	At December 31,
	2013	2012
	(in thousands)

Commitments to extend credit	$77,663	$74,571
Standby letters of credit	856	780
Loans sold with recourse	-	50
	$78,519	$75,401